Subsequent events	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
Subsequent events

20. Subsequent events

The Company evaluated subsequent events through September 18, 2026, the date on which these unaudited condensed consolidated financial statements were issued.

In July 2026, the Company granted an aggregate of 565,001 RSUs to employees under the 2022 Share Incentive Plan. Each RSU represents a contingent right to receive two Class A ordinary shares. The RSUs vest in four equal annual installments on June 1, 2027, 2028, 2029 and 2030, subject to continued service and applicable performance conditions.

On August 20, 2026, the Board of Directors approved a share repurchase program, pursuant to which the Company is authorized to repurchase up to US$15.0 million of its ADSs over a two-year period commencing on August 21, 2026. Repurchases may be made from time to time in the open market, through privately negotiated transactions or otherwise, subject to applicable laws, market conditions and other relevant factors. As of the date of issuance of these unaudited condensed consolidated financial statements, the Company had not made any repurchases under the share repurchase program.